Stock Warrants (Details) - Schedule of changes in fair value of the warrants - Public and Private Placement Warrants [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Stock Warrants (Details) - Schedule of changes in fair value of the warrants [Line Items]
Initial Measurement, September 22, 2021	$ 29,466
Mark-to-market adjustment	(21,206)
Warrants payable balance, December 31, 2021	$ 8,260